Business acquisitions and equity investment transactions (Ganji - Narrative) (Details) ¥ in Thousands, $ in Millions	1 Months Ended								4 Months Ended		12 Months Ended
	Aug. 31, 2015 CNY (¥) shares	Aug. 31, 2015 USD ($) shares	Aug. 06, 2015 CNY (¥)	Aug. 06, 2015 USD ($)	Apr. 20, 2015 CNY (¥) shares	Apr. 20, 2015 USD ($) shares	Apr. 17, 2015 CNY (¥)	Apr. 17, 2015 USD ($)	Aug. 06, 2015 CNY (¥) shares	Aug. 06, 2015 USD ($) shares	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Aug. 06, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	Jul. 31, 2015 USD ($)	Apr. 20, 2015 USD ($)
Business Acquisition [Line Items]
Number of shares issued for acquisition					34,000,000	34,000,000
Cash consideration | ¥											¥ 2,500,000
Face amount of debt instrument | ¥														¥ 150,000
Original convertible note issued to Tencent [Member]
Business Acquisition [Line Items]
Face amount of debt instrument																¥ 2,400,000	$ 400.0
Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Cash acquired			¥ 377,000						¥ 377,000						$ 61.6
Cash consideration			2,799,890	$ 457.6	¥ 2,500,000	$ 400.0	¥ 2,500,000	$ 400.0
Cash consideration payable			982,900		794,900				982,900			¥ 91,900	$ 14.1		151.4			$ 122.4
Net cash outlay	¥ 1,500,000	$ 244.6			¥ 1,800,000	$ 289.8
Net loss recognized	¥ 224,300	$ 35.2							657,400	$ 103.6
Mezzanine classified noncontrolling interest			86,507						¥ 86,507						$ 14.1
Fair value of previously held equity interests			¥ 7,248,199	1,200.0
Ownership percentage after step acquisition			99.60%						99.60%						99.60%
Ownership percentage remaining with Tencent after step acquisition			0.40%						0.40%			0.40%	0.40%		0.40%
Ordinary shares [Member] | Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition	46,500,000	46,500,000			34,039,136	34,039,136			46,505,912	46,505,912
Cash consideration	¥ 1,700,000			$ 272.4					¥ 1,700,000
Additional cash consideration provided from Company	¥ 40,800	$ 6.7
Restricted Share Units (RSUs) [Member] | Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition	4,400,000	4,400,000
Cash consideration	¥ 311,800,000	$ 51,000.0